STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (351,342)	$ (54,566)	$ (431,923)		$ (233,008)
Adjustments to reconcile net loss to net cash to cash used by operating activities:
Amortization of prepaid common stock for services		1,890	4,911		7,500
Amortization of intangible assets	57,344		51,036
Share based compensation expense	8,848		7,875
Changes in operating assets and liabilities:
Increase in prepaid expenses	6,982	1,500	(4,982)		(2,000)
Accounts Payable	87,656	8,842	42,790		650
Accrued Payroll	62,500	40,369	176,662		161,475
Net cash used by operating activities	(128,012)	(1,965)	(163,631)		(65,383)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired through the merger			9,912
Net cash used by investing activities			9,912
CASH FLOWS FROM FINANCING ACTIVITIES:
Retirement of common Stock			(5)
Proceeds from loan payable	8,000
Proceeds from issuance of common stock	5,000
Net cash provided by financing activities	13,000		(5)
Net decrease in cash	(115,012)	(1,965)	(143,724)		(65,383)
Cash, beginning of period	123,757	267,481	267,481		332,864
Cash, end of period	8,745	265,516	123,757		267,481
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for Income Tax
Non-cash investing activities
Fair value of assets acquired, net of cash acquired	2,283,858		2,283,858
Fair value of liabilities assumed	$ 260,193		$ 260,193
LAT PARMA LLC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss				$ (114,807)		$ (20,880)
CASH FLOWS FROM FINANCING ACTIVITIES:
Partner Contributions				97,000		30,000
Loan from Partners				5,000
Net cash provided by financing activities				102,000		9,120
Net decrease in cash				(12,807)		9,120
Cash, beginning of period				18,154		9,034
Cash, end of period				$ 5,347		$ 18,154